American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income ETF (AVSF)
November 30, 2025

Avantis Short-Term Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 77.1%
Aerospace and Defense — 1.0%
Howmet Aerospace, Inc., 3.00%, 1/15/29	477,000	463,127
L3Harris Technologies, Inc., 4.40%, 6/15/28	719,000	724,796
L3Harris Technologies, Inc., 5.05%, 6/1/29	2,173,000	2,238,610
Lockheed Martin Corp., 4.50%, 2/15/29	1,964,000	1,996,608
Northrop Grumman Corp., 3.25%, 1/15/28	291,000	286,849
Northrop Grumman Corp., 4.60%, 2/1/29	100,000	101,813
RTX Corp., 4.125%, 11/16/28	332,000	333,153
RTX Corp., 5.75%, 1/15/29	396,000	415,843
		6,560,799
Air Freight and Logistics — 0.0%
FedEx Corp., 3.10%, 8/5/29	125,000	120,403
United Parcel Service, Inc., 3.40%, 3/15/29	195,000	192,328
		312,731
Automobiles — 1.7%
American Honda Finance Corp., 4.55%, 3/3/28	1,951,000	1,975,191
American Honda Finance Corp., 4.90%, 3/13/29	970,000	993,781
American Honda Finance Corp., 4.80%, 3/5/30	1,902,000	1,944,818
General Motors Co., 5.35%, 4/15/28	105,000	107,695
General Motors Co., 5.00%, 10/1/28	400,000	408,007
General Motors Financial Co., Inc., 5.00%, 4/9/27	100,000	101,023
General Motors Financial Co., Inc., 2.70%, 8/20/27	969,000	945,344
General Motors Financial Co., Inc., 5.45%, 7/15/30	375,000	390,306
Toyota Motor Corp., 2.76%, 7/2/29	1,149,000	1,103,856
Toyota Motor Credit Corp., 5.25%, 9/11/28	492,000	510,184
Toyota Motor Credit Corp., 5.05%, 5/16/29	1,164,000	1,203,228
Toyota Motor Credit Corp., 4.55%, 8/9/29	2,124,000	2,164,563
		11,847,996
Banks — 10.8%
African Development Bank, 0.875%, 7/22/26	823,000	807,984
Asian Development Bank, 4.375%, 1/14/28	250,000	254,409
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	771,000	773,170
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 3/13/29	460,000	477,335
Banco Santander SA, 3.49%, 5/28/30	1,400,000	1,352,658
Bank of America Corp., VRN, 5.20%, 4/25/29	1,578,000	1,618,575
Bank of America Corp., VRN, 4.62%, 5/9/29	501,000	507,923
Bank of America NA, 5.53%, 8/18/26	1,000,000	1,009,518
Bank of Montreal, 5.30%, 6/5/26	408,000	410,502
Bank of Montreal, 5.72%, 9/25/28	3,730,000	3,896,485
Bank of Nova Scotia, 5.45%, 8/1/29	4,320,000	4,513,807
Bank of Nova Scotia, 4.85%, 2/1/30	225,000	230,834
Canadian Imperial Bank of Commerce, 5.26%, 4/8/29(1)	3,795,000	3,938,590
Citibank NA, 4.84%, 8/6/29	1,300,000	1,334,434
Citigroup, Inc., 3.40%, 5/1/26	401,000	399,882
Citigroup, Inc., VRN, 4.54%, 9/19/30	1,313,000	1,325,316
Citizens Financial Group, Inc., 3.25%, 4/30/30	721,000	687,523
Citizens Financial Group, Inc., VRN, 5.25%, 3/5/31	1,000,000	1,025,612
Commonwealth Bank of Australia, 5.32%, 3/13/26	3,000,000	3,011,036
Cooperatieve Rabobank UA, 4.80%, 1/9/29	2,717,000	2,791,547

European Bank for Reconstruction & Development, 4.125%, 1/25/29	100,000	101,659
European Investment Bank, 1.375%, 3/15/27	179,000	173,995
European Investment Bank, 4.375%, 3/19/27	70,000	70,667
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	949,000	1,000,099
HSBC Holdings PLC, 4.95%, 3/31/30	2,150,000	2,212,051
HSBC Holdings PLC, VRN, 4.76%, 6/9/28	225,000	227,023
HSBC Holdings PLC, VRN, 2.21%, 8/17/29	580,000	550,831
HSBC Holdings PLC, VRN, 2.85%, 6/4/31	300,000	281,115
Huntington National Bank, 5.65%, 1/10/30	1,500,000	1,574,762
Inter-American Development Bank, 3.125%, 9/18/28	154,000	152,316
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	994,000	993,225
JPMorgan Chase & Co., VRN, 4.20%, 7/23/29	641,000	643,136
JPMorgan Chase & Co., VRN, 5.58%, 4/22/30	581,000	608,189
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	527,000	520,181
JPMorgan Chase & Co., VRN, 4.60%, 10/22/30	716,000	727,901
KeyCorp, 4.10%, 4/30/28	176,000	176,150
KeyCorp, 2.55%, 10/1/29	1,676,000	1,582,414
Kreditanstalt fuer Wiederaufbau, 3.50%, 8/27/27	994,000	993,824
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	170,000	171,688
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,500,000	1,517,413
Mitsubishi UFJ Financial Group, Inc., 2.56%, 2/25/30	2,255,000	2,114,571
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	640,000	582,679
National Australia Bank Ltd., 4.90%, 6/13/28	2,000,000	2,050,840
National Bank of Canada, 4.50%, 10/10/29	2,055,000	2,083,125
NatWest Group PLC, VRN, 4.89%, 5/18/29	1,000,000	1,017,527
Nordic Investment Bank, 3.75%, 5/9/30	200,000	201,086
Oesterreichische Kontrollbank AG, 4.00%, 5/28/28	994,000	1,005,482
PNC Financial Services Group, Inc., 3.45%, 4/23/29	1,271,000	1,252,895
PNC Financial Services Group, Inc., 2.55%, 1/22/30	1,312,000	1,237,475
PNC Financial Services Group, Inc., VRN, 5.22%, 1/29/31	395,000	409,810
Royal Bank of Canada, 4.95%, 2/1/29	1,013,000	1,042,904
Royal Bank of Canada, VRN, 4.97%, 5/2/31	1,000,000	1,027,517
Santander Holdings USA, Inc., VRN, 6.50%, 3/9/29	300,000	312,854
Santander Holdings USA, Inc., VRN, 6.17%, 1/9/30	290,000	302,893
Santander Holdings USA, Inc., VRN, 5.35%, 9/6/30	360,000	368,668
Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	1,077,000	1,067,733
Sumitomo Mitsui Financial Group, Inc., 3.94%, 7/19/28	330,000	330,533
Sumitomo Mitsui Financial Group, Inc., 5.72%, 9/14/28	1,190,000	1,241,819
Sumitomo Mitsui Financial Group, Inc., 4.31%, 10/16/28	226,000	228,170
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	500,000	477,951
Toronto-Dominion Bank, 5.53%, 7/17/26	465,000	469,482
Toronto-Dominion Bank, 2.80%, 3/10/27	445,000	438,528
Toronto-Dominion Bank, 4.98%, 4/5/27	370,000	374,881
Toronto-Dominion Bank, 5.52%, 7/17/28	250,000	259,388
Toronto-Dominion Bank, 4.99%, 4/5/29	2,835,000	2,914,688
Truist Financial Corp., VRN, 4.87%, 1/26/29	994,000	1,009,647
Truist Financial Corp., VRN, 5.07%, 5/20/31	1,750,000	1,801,699
U.S. Bancorp, 1.375%, 7/22/30	1,000,000	886,083
U.S. Bancorp, VRN, 5.38%, 1/23/30	367,000	380,818
Wells Fargo & Co., 4.15%, 1/24/29	1,932,000	1,937,586
Wells Fargo Bank NA, 5.45%, 8/7/26	315,000	317,772
		73,792,883
Beverages — 0.4%
Constellation Brands, Inc., 4.35%, 5/9/27	210,000	210,844
Constellation Brands, Inc., 4.65%, 11/15/28	888,000	901,171

Constellation Brands, Inc., 3.15%, 8/1/29	651,000	627,957
Keurig Dr. Pepper, Inc., 3.95%, 4/15/29	406,000	401,243
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 2/16/29	283,000	289,167
		2,430,382
Biotechnology — 0.7%
AbbVie, Inc., 4.65%, 3/15/28	1,710,000	1,738,868
AbbVie, Inc., 4.25%, 11/14/28	818,000	826,755
AbbVie, Inc., 4.80%, 3/15/29	209,000	214,554
AbbVie, Inc., 4.875%, 3/15/30	1,722,000	1,780,123
		4,560,300
Broadline Retail — 0.4%
Amazon.com, Inc., 3.90%, 11/20/28	3,000,000	3,012,317
Building Products — 0.6%
Owens Corning, 3.95%, 8/15/29	2,934,000	2,913,410
Trane Technologies Financing Ltd., 3.80%, 3/21/29	1,463,000	1,452,992
		4,366,402
Capital Markets — 5.8%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	3,610,000	3,461,104
Ameriprise Financial, Inc., 5.70%, 12/15/28	2,334,000	2,446,706
Ares Management Corp., 6.375%, 11/10/28	1,079,000	1,141,918
Blackrock, Inc., 3.25%, 4/30/29	1,184,000	1,161,757
Blackstone Reg Finance Co. LLC, 4.30%, 11/3/30	1,000,000	1,001,002
Brookfield Finance, Inc., 3.90%, 1/25/28	1,556,000	1,550,729
Charles Schwab Corp., 5.875%, 8/24/26	648,000	655,800
Charles Schwab Corp., 3.25%, 5/22/29	674,000	656,684
Deutsche Bank AG, 4.10%, 1/13/26	135,000	134,960
Deutsche Bank AG, VRN, 6.72%, 1/18/29	1,050,000	1,100,925
Goldman Sachs Group, Inc., 3.80%, 3/15/30	500,000	493,631
Goldman Sachs Group, Inc., VRN, 5.05%, 7/23/30	791,000	812,775
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	1,000,000	1,001,397
Intercontinental Exchange, Inc., 3.625%, 9/1/28	367,000	363,784
Intercontinental Exchange, Inc., 4.35%, 6/15/29	803,000	812,417
Intercontinental Exchange, Inc., 2.10%, 6/15/30	2,905,000	2,665,370
Lazard Group LLC, 4.50%, 9/19/28	3,205,000	3,229,542
LPL Holdings, Inc., 5.70%, 5/20/27	1,986,000	2,023,949
LPL Holdings, Inc., 5.20%, 3/15/30	1,678,000	1,719,965
Morgan Stanley, VRN, 5.16%, 4/20/29	994,000	1,017,832
Morgan Stanley, VRN, 2.70%, 1/22/31	495,000	465,189
Morgan Stanley, VRN, 3.62%, 4/1/31	1,000,000	975,347
Nasdaq, Inc., 3.85%, 6/30/26(1)	2,470,000	2,468,000
Northern Trust Corp., 4.15%, 11/19/30	2,000,000	2,008,004
S&P Global, Inc., 2.50%, 12/1/29(1)	2,390,000	2,255,456
State Street Corp., 4.83%, 4/24/30	1,838,000	1,896,322
UBS Group AG, 4.55%, 4/17/26	2,000,000	2,003,746
		39,524,311
Chemicals — 1.1%
Air Products & Chemicals, Inc., 4.60%, 2/8/29	130,000	132,656
Eastman Chemical Co., 5.00%, 8/1/29	1,739,000	1,773,015
LYB International Finance II BV, 3.50%, 3/2/27	123,000	122,318
Mosaic Co., 5.375%, 11/15/28	2,069,000	2,137,858
Mosaic Co., 4.35%, 1/15/29	2,500,000	2,508,154
Nutrien Ltd., 4.90%, 3/27/28	294,000	299,364
Nutrien Ltd., 4.20%, 4/1/29	379,000	378,880
RPM International, Inc., 4.55%, 3/1/29	430,000	435,524
		7,787,769

Commercial Services and Supplies — 0.7%
Eaton Capital ULC, 4.45%, 5/9/30	1,125,000	1,138,871
Republic Services, Inc., 4.75%, 7/15/30	887,000	911,342
Veralto Corp., 5.35%, 9/18/28	235,000	242,719
Waste Connections, Inc., 3.50%, 5/1/29	291,000	287,072
Waste Management, Inc., 4.875%, 2/15/29	1,963,000	2,020,251
Waste Management, Inc., 4.65%, 3/15/30	162,000	165,940
		4,766,195
Communications Equipment — 0.4%
Cisco Systems, Inc., 4.85%, 2/26/29	1,776,000	1,825,710
Motorola Solutions, Inc., 5.00%, 4/15/29	780,000	799,974
		2,625,684
Construction Materials — 0.5%
Vulcan Materials Co., 4.95%, 12/1/29	3,060,000	3,146,955
Consumer Finance — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26	2,000,000	2,000,821
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	1,400,000	1,452,277
American Express Co., 4.05%, 5/3/29	264,000	265,827
American Express Co., VRN, 5.28%, 7/27/29	190,000	196,020
Capital One Financial Corp., 3.75%, 3/9/27	303,000	301,755
Capital One Financial Corp., 3.80%, 1/31/28	132,000	131,318
Capital One Financial Corp., VRN, 5.47%, 2/1/29	399,000	409,614
Capital One Financial Corp., VRN, 6.31%, 6/8/29	1,461,000	1,534,555
Capital One Financial Corp., VRN, 5.25%, 7/26/30	320,000	330,118
		6,622,305
Consumer Staples Distribution & Retail — 0.4%
Dollar Tree, Inc., 4.20%, 5/15/28	421,000	420,840
Kroger Co., 4.50%, 1/15/29	306,000	310,652
Sysco Corp., 5.75%, 1/17/29	151,000	158,185
Target Corp., 3.375%, 4/15/29	2,001,000	1,966,989
		2,856,666
Containers and Packaging — 0.3%
Amcor Flexibles North America, Inc., 4.80%, 3/17/28	1,932,000	1,959,465
WRKCo, Inc., 4.90%, 3/15/29	181,000	184,910
		2,144,375
Diversified REITs — 6.1%
Boston Properties LP, 2.75%, 10/1/26	1,242,000	1,226,997
Boston Properties LP, 4.50%, 12/1/28	2,264,000	2,277,346
Brixmor Operating Partnership LP, 3.90%, 3/15/27	350,000	349,208
Brixmor Operating Partnership LP, 4.125%, 5/15/29	3,002,000	2,989,886
Digital Realty Trust LP, 4.45%, 7/15/28	1,957,000	1,973,405
Digital Realty Trust LP, 3.60%, 7/1/29	994,000	975,845
ERP Operating LP, 2.50%, 2/15/30(1)	890,000	835,978
Essex Portfolio LP, 3.375%, 4/15/26	689,000	686,535
Essex Portfolio LP, 3.625%, 5/1/27	728,000	724,705
Essex Portfolio LP, 3.00%, 1/15/30	2,174,000	2,070,266
Federal Realty OP LP, 3.25%, 7/15/27	1,678,000	1,658,030
Federal Realty OP LP, 5.375%, 5/1/28	155,000	159,298
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	3,136,000	2,981,510
Invitation Homes Operating Partnership LP, 5.45%, 8/15/30	1,500,000	1,564,589
Mid-America Apartments LP, 2.75%, 3/15/30	2,783,000	2,641,259
Prologis LP, 4.00%, 9/15/28	695,000	696,585
Prologis LP, 4.375%, 2/1/29	3,040,000	3,073,756
Rexford Industrial Realty LP, 5.00%, 6/15/28	1,030,000	1,048,441
Simon Property Group LP, 3.30%, 1/15/26	250,000	249,791

Simon Property Group LP, 2.45%, 9/13/29	4,924,000	4,657,619
Simon Property Group LP, 4.375%, 10/1/30	1,500,000	1,512,821
Ventas Realty LP, 3.25%, 10/15/26	1,490,000	1,479,937
Ventas Realty LP, 3.85%, 4/1/27	830,000	827,730
Ventas Realty LP, 4.40%, 1/15/29	1,794,000	1,804,026
WP Carey, Inc., 4.25%, 10/1/26	1,134,000	1,135,529
WP Carey, Inc., 4.65%, 7/15/30	2,000,000	2,021,122
		41,622,214
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 4.10%, 2/15/28	165,000	165,140
AT&T, Inc., 4.35%, 3/1/29	254,000	255,501
Sprint Capital Corp., 6.875%, 11/15/28	1,486,000	1,600,800
Verizon Communications, Inc., 2.10%, 3/22/28	291,000	279,207
		2,300,648
Electric Utilities — 3.6%
AEP Texas, Inc., 5.45%, 5/15/29	1,776,000	1,847,673
American Electric Power Co., Inc., 5.20%, 1/15/29	797,000	823,575
American Electric Power Co., Inc., Series J, 4.30%, 12/1/28	155,000	156,105
CenterPoint Energy Houston Electric LLC, 5.20%, 10/1/28	140,000	144,634
Commonwealth Edison Co., 2.95%, 8/15/27	2,440,000	2,405,810
Constellation Energy Generation LLC, 5.60%, 3/1/28	517,000	534,506
Duke Energy Carolinas LLC, 3.95%, 11/15/28	231,000	231,690
Duke Energy Corp., 5.00%, 12/8/27	338,000	343,793
Duke Energy Corp., 4.30%, 3/15/28	178,000	178,921
Emera U.S. Finance LP, 3.55%, 6/15/26	2,940,000	2,927,559
Entergy Texas, Inc., 4.00%, 3/30/29	392,000	391,781
Florida Power & Light Co., 5.15%, 6/15/29	255,000	265,374
Interstate Power & Light Co., 4.10%, 9/26/28	150,000	150,162
Interstate Power & Light Co., 3.60%, 4/1/29	465,000	457,006
Nevada Power Co., 3.70%, 5/1/29	1,533,000	1,512,570
NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	116,000	113,242
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	165,000	156,932
NextEra Energy Capital Holdings, Inc., 3.50%, 4/1/29	971,000	953,852
NSTAR Electric Co., 4.85%, 3/1/30	2,185,000	2,243,083
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	1,918,000	2,016,695
Pacific Gas & Electric Co., 3.15%, 1/1/26	103,000	102,866
Pacific Gas & Electric Co., 6.10%, 1/15/29	32,000	33,461
Pacific Gas & Electric Co., 5.55%, 5/15/29	978,000	1,011,646
PacifiCorp, 5.10%, 2/15/29	295,000	300,761
Public Service Electric & Gas Co., 3.20%, 5/15/29	1,405,000	1,371,493
Southern California Edison Co., 5.25%, 3/15/30	782,000	803,501
Southern Co., 5.50%, 3/15/29	105,000	109,200
Wisconsin Electric Power Co., 5.00%, 5/15/29	613,000	631,961
Wisconsin Public Service Corp., 4.55%, 12/1/29	2,240,000	2,286,428
Xcel Energy, Inc., 3.35%, 12/1/26	250,000	248,317
		24,754,597
Electrical Equipment — 0.0%
Hubbell, Inc., 3.35%, 3/1/26	196,000	196,000
Electronic Equipment, Instruments and Components — 0.4%
Avnet, Inc., 4.625%, 4/15/26	711,000	710,811
Jabil, Inc., 1.70%, 4/15/26	1,210,000	1,199,007
Jabil, Inc., 3.95%, 1/12/28	200,000	199,510
Jabil, Inc., 5.45%, 2/1/29	335,000	344,671
Trimble, Inc., 4.90%, 6/15/28	382,000	387,990
		2,841,989

Energy Equipment and Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	35,000	33,840
Schlumberger Holdings Corp., 4.50%, 5/15/28(2)	320,000	323,050
		356,890
Entertainment — 0.1%
Netflix, Inc., 4.875%, 4/15/28	110,000	112,459
Netflix, Inc., 5.875%, 11/15/28	755,000	796,487
		908,946
Financial Services — 1.2%
Block Financial LLC, 2.50%, 7/15/28	109,000	103,894
Equitable Holdings, Inc., 4.35%, 4/20/28	812,000	815,353
Fiserv, Inc., 4.20%, 10/1/28	186,000	185,353
Global Payments, Inc., 4.95%, 8/15/27	488,000	492,567
Mastercard, Inc., 2.95%, 6/1/29	1,897,000	1,841,591
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	1,197,000	1,186,535
National Rural Utilities Cooperative Finance Corp., 5.15%, 6/15/29	1,946,000	2,019,325
UBS AG, 5.65%, 9/11/28	1,000,000	1,045,619
Voya Financial, Inc., 3.65%, 6/15/26	359,000	358,165
		8,048,402
Food Products — 0.9%
Conagra Brands, Inc., 7.00%, 10/1/28	1,258,000	1,343,754
Conagra Brands, Inc., 4.85%, 11/1/28	287,000	291,008
General Mills, Inc., 5.50%, 10/17/28	200,000	207,706
J.M. Smucker Co., 5.90%, 11/15/28	150,000	157,369
Kraft Heinz Foods Co., 4.625%, 1/30/29	662,000	673,221
Mars, Inc., 4.80%, 3/1/30(2)	1,983,000	2,032,118
Tyson Foods, Inc., 4.35%, 3/1/29	744,000	746,248
Tyson Foods, Inc., 5.40%, 3/15/29	846,000	875,548
		6,326,972
Gas Utilities — 0.0%
Spire, Inc., 5.30%, 3/1/26	100,000	100,254
Ground Transportation — 0.5%
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	2,415,000	2,470,409
Union Pacific Corp., 3.70%, 3/1/29	295,000	293,196
Union Pacific Corp., 2.40%, 2/5/30	419,000	393,210
		3,156,815
Health Care Equipment and Supplies — 1.2%
Baxter International, Inc., 2.27%, 12/1/28	2,000,000	1,883,896
Baxter International, Inc., 4.45%, 2/15/29(3)	1,000,000	1,004,637
Baxter International, Inc., 4.90%, 12/15/30(3)	1,000,000	1,006,045
Becton Dickinson & Co., 5.08%, 6/7/29	986,000	1,015,375
Solventum Corp., 5.45%, 2/25/27	97,000	98,344
Solventum Corp., 5.40%, 3/1/29	412,000	426,175
Zimmer Biomet Holdings, Inc., 5.05%, 2/19/30	2,825,000	2,916,887
		8,351,359
Health Care Providers and Services — 1.9%
Cardinal Health, Inc., 5.125%, 2/15/29	1,332,000	1,373,761
Cigna Group, 4.375%, 10/15/28	805,000	813,149
Cigna Group, 5.00%, 5/15/29	279,000	286,813
CVS Health Corp., 5.00%, 1/30/29	408,000	417,513
Elevance Health, Inc., 4.10%, 3/1/28	465,000	465,257
Elevance Health, Inc., 5.15%, 6/15/29	1,706,000	1,761,492
HCA, Inc., 5.20%, 6/1/28	541,000	554,847
Humana, Inc., 5.75%, 3/1/28	100,000	103,355
Humana, Inc., 5.75%, 12/1/28	1,206,000	1,255,722

Humana, Inc., 3.70%, 3/23/29	906,000	889,401
Humana, Inc., 4.875%, 4/1/30	1,533,000	1,555,406
IQVIA, Inc., 6.25%, 2/1/29	2,199,000	2,319,853
McKesson Corp., 4.90%, 7/15/28	1,055,000	1,081,012
UnitedHealth Group, Inc., 4.60%, 4/15/27	252,000	254,104
		13,131,685
Health Care REITs — 1.3%
Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	150,000	149,631
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	1,192,000	1,205,914
Omega Healthcare Investors, Inc., 4.75%, 1/15/28	606,000	611,709
Omega Healthcare Investors, Inc., 3.625%, 10/1/29	2,548,000	2,461,476
Welltower OP LLC, 4.25%, 4/15/28	747,000	752,907
Welltower OP LLC, 4.50%, 7/1/30	3,460,000	3,508,059
		8,689,696
Hotels, Restaurants and Leisure — 1.0%
Booking Holdings, Inc., 3.60%, 6/1/26	2,030,000	2,024,994
Expedia Group, Inc., 5.00%, 2/15/26	200,000	200,045
Expedia Group, Inc., 3.80%, 2/15/28	1,438,000	1,428,683
Hyatt Hotels Corp., 4.375%, 9/15/28	250,000	250,850
Hyatt Hotels Corp., 5.25%, 6/30/29	177,000	182,257
Marriott International, Inc., 5.45%, 9/15/26	150,000	151,410
Marriott International, Inc., 5.55%, 10/15/28	200,000	208,140
McDonald's Corp., 4.60%, 5/15/30	1,710,000	1,744,867
Starbucks Corp., 3.55%, 8/15/29	518,000	509,505
		6,700,751
Household Durables — 0.3%
Mohawk Industries, Inc., 5.85%, 9/18/28	761,000	794,428
PulteGroup, Inc., 5.00%, 1/15/27	1,270,000	1,280,393
		2,074,821
Industrial Conglomerates — 1.0%
3M Co., 4.80%, 3/15/30	954,000	979,244
Honeywell International, Inc., 2.70%, 8/15/29	560,000	535,608
Pentair Finance SARL, 4.50%, 7/1/29	2,137,000	2,154,356
Siemens Funding BV, 4.60%, 5/28/30(2)	3,275,000	3,342,666
		7,011,874
Insurance — 4.6%
Allstate Corp., 0.75%, 12/15/25	1,448,000	1,445,973
Aon Corp., 3.75%, 5/2/29	464,000	458,579
Aon Global Ltd., 3.875%, 12/15/25	200,000	199,968
Assurant, Inc., 4.90%, 3/27/28	2,633,000	2,669,027
AXIS Specialty Finance LLC, 3.90%, 7/15/29	1,376,000	1,360,992
Brighthouse Financial, Inc., 3.70%, 6/22/27	145,000	141,814
Chubb INA Holdings LLC, 4.65%, 8/15/29	1,950,000	1,995,810
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	2,264,000	2,322,685
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	1,584,000	1,603,097
Fidelity National Financial, Inc., 3.40%, 6/15/30	3,960,000	3,777,073
Lincoln National Corp., 3.80%, 3/1/28	967,000	960,994
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26	4,420,000	4,415,477
Pacific Life Global Funding II, 4.45%, 5/1/28(2)	1,986,000	2,010,485
Principal Financial Group, Inc., 3.70%, 5/15/29	1,743,000	1,715,530
Progressive Corp., 4.00%, 3/1/29	1,234,000	1,238,710
Progressive Corp., 6.625%, 3/1/29	3,792,000	4,103,776
Reinsurance Group of America, Inc., 3.90%, 5/15/29	125,000	123,823
RenaissanceRe Finance, Inc., 3.45%, 7/1/27	1,027,000	1,013,543
		31,557,356

Interactive Media and Services — 0.7%
Alphabet, Inc., 4.10%, 11/15/30	2,000,000	2,017,693
Meta Platforms, Inc., 4.20%, 11/15/30	2,500,000	2,517,929
		4,535,622
IT Services — 0.5%
CDW LLC/CDW Finance Corp., 4.25%, 4/1/28	496,000	493,972
IBM International Capital Pte. Ltd., 4.60%, 2/5/29	1,100,000	1,120,152
International Business Machines Corp., 3.50%, 5/15/29	1,650,000	1,622,222
		3,236,346
Life Sciences Tools and Services — 0.8%
Illumina, Inc., 4.75%, 12/12/30(1)	2,000,000	2,011,192
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	3,309,000	3,413,931
		5,425,123
Machinery — 3.2%
CNH Industrial Capital LLC, 4.75%, 3/21/28	1,478,000	1,497,918
CNH Industrial Capital LLC, 5.50%, 1/12/29	2,299,000	2,381,425
Cummins, Inc., 4.90%, 2/20/29	4,012,000	4,138,535
Cummins, Inc., 1.50%, 9/1/30	1,050,000	939,313
Deere & Co., 5.375%, 10/16/29	375,000	395,958
IDEX Corp., 4.95%, 9/1/29	640,000	655,830
Ingersoll Rand, Inc., 5.18%, 6/15/29	1,712,000	1,775,405
John Deere Capital Corp., 4.95%, 7/14/28	850,000	873,590
John Deere Capital Corp., 4.50%, 1/16/29	355,000	361,265
John Deere Capital Corp., 2.80%, 7/18/29	338,000	325,252
John Deere Capital Corp., 4.375%, 10/15/30	3,050,000	3,091,918
Otis Worldwide Corp., 5.25%, 8/16/28	143,000	147,545
PACCAR Financial Corp., 4.60%, 1/31/29	680,000	695,433
PACCAR Financial Corp., 4.00%, 9/26/29	2,860,000	2,875,097
PACCAR Financial Corp., 4.55%, 5/8/30	1,510,000	1,541,925
		21,696,409
Media — 0.1%
Fox Corp., 4.71%, 1/25/29	446,000	452,742
Metals and Mining — 0.6%
ArcelorMittal SA, 4.25%, 7/16/29	177,000	177,629
BHP Billiton Finance USA Ltd., 5.10%, 9/8/28	195,000	201,034
BHP Billiton Finance USA Ltd., 5.25%, 9/8/30	1,000,000	1,045,104
Freeport-McMoRan, Inc., 4.25%, 3/1/30	2,440,000	2,429,714
Rio Tinto Finance USA Ltd., 7.125%, 7/15/28	242,000	261,246
		4,114,727
Multi-Utilities — 1.4%
Ameren Corp., 5.00%, 1/15/29	1,507,000	1,543,375
Black Hills Corp., 3.15%, 1/15/27	292,000	288,843
CenterPoint Energy, Inc., 5.40%, 6/1/29	2,459,000	2,550,882
Consumers Energy Co., 4.60%, 5/30/29	1,779,000	1,811,056
Consumers Energy Co., 4.70%, 1/15/30	1,466,000	1,503,647
National Grid PLC, 5.60%, 6/12/28	120,000	124,050
Sempra, 5.40%, 8/1/26	1,478,000	1,488,073
		9,309,926
Oil, Gas and Consumable Fuels — 6.2%
Boardwalk Pipelines LP, 4.45%, 7/15/27	894,000	896,973
BP Capital Markets America, Inc., 3.94%, 9/21/28	642,000	642,430
BP Capital Markets America, Inc., 4.70%, 4/10/29	1,761,000	1,797,827
BP Capital Markets America, Inc., 4.87%, 11/25/29	1,939,000	1,995,243
Cheniere Energy, Inc., 4.625%, 10/15/28	696,000	696,046
Chevron USA, Inc., 4.69%, 4/15/30	2,590,000	2,658,101

ConocoPhillips Co., 6.95%, 4/15/29	160,000	174,916
ConocoPhillips Co., 4.70%, 1/15/30	4,350,000	4,446,822
DCP Midstream Operating LP, 5.625%, 7/15/27	586,000	598,214
DCP Midstream Operating LP, 5.125%, 5/15/29	1,355,000	1,387,426
Devon Energy Corp., 5.25%, 10/15/27	430,000	430,008
Devon Energy Corp., 4.50%, 1/15/30(1)	224,000	224,371
Enbridge, Inc., 4.25%, 12/1/26	998,000	999,784
Enbridge, Inc., 6.00%, 11/15/28	170,000	178,775
Enbridge, Inc., 4.20%, 11/20/28	2,000,000	2,005,385
Enbridge, Inc., 5.30%, 4/5/29	501,000	517,319
Energy Transfer LP, 4.75%, 1/15/26	463,000	463,060
Energy Transfer LP, 6.05%, 12/1/26	403,000	410,061
Energy Transfer LP, 5.50%, 6/1/27	933,000	947,454
Energy Transfer LP, 4.00%, 10/1/27	195,000	194,528
Energy Transfer LP, 5.55%, 2/15/28	846,000	870,814
Energy Transfer LP, 4.95%, 5/15/28	431,000	438,250
Enterprise Products Operating LLC, 4.15%, 10/16/28	342,000	344,153
Enterprise Products Operating LLC, 3.125%, 7/31/29	150,000	145,577
Equinor ASA, 7.25%, 9/23/27	718,000	761,676
Kinder Morgan, Inc., 4.30%, 3/1/28	472,000	474,775
Kinder Morgan, Inc., 5.00%, 2/1/29	975,000	999,579
Kinder Morgan, Inc., 5.15%, 6/1/30	607,000	629,162
MPLX LP, 1.75%, 3/1/26	150,000	149,046
MPLX LP, 4.25%, 12/1/27	213,000	213,573
MPLX LP, 4.80%, 2/15/29	1,298,000	1,319,757
ONEOK, Inc., 5.00%, 3/1/26	200,000	200,000
ONEOK, Inc., 4.55%, 7/15/28	571,000	575,795
ONEOK, Inc., 5.65%, 11/1/28	1,027,000	1,067,029
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	1,336,000	1,297,778
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 1/15/31	2,000,000	2,013,683
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	1,064,000	1,066,134
Shell International Finance BV, 3.875%, 11/13/28(1)	227,000	227,475
Targa Resources Corp., 5.20%, 7/1/27	810,000	823,167
Targa Resources Corp., 6.15%, 3/1/29	830,000	875,898
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	486,000	486,092
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	201,000	216,550
TotalEnergies Capital International SA, 3.46%, 2/19/29	624,000	614,476
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	602,000	602,223
Valero Energy Corp., 4.35%, 6/1/28	148,000	148,874
Valero Energy Corp., 5.15%, 2/15/30	2,443,000	2,521,061
Williams Cos., Inc., 5.30%, 8/15/28	300,000	309,196
Woodside Finance Ltd., 4.90%, 5/19/28	1,490,000	1,513,735
		42,570,271
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 7.75%, 11/15/29	1,226,000	1,390,502
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust, Class AA, 3.58%, 7/15/29	191,598	189,060
United Airlines Pass-Through Trust, Class A, 5.875%, 4/15/29	37,407	38,255
		227,315
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., 4.375%, 5/15/28	150,000	151,634
Kenvue, Inc., 5.05%, 3/22/28	535,000	547,399
		699,033
Pharmaceuticals — 2.2%
Astrazeneca Finance LLC, 4.85%, 2/26/29	1,950,000	2,006,618

Eli Lilly & Co., 4.50%, 2/9/29	469,000	478,594
Eli Lilly & Co., 3.375%, 3/15/29	280,000	276,291
Eli Lilly & Co., 4.20%, 8/14/29	2,203,000	2,229,471
GlaxoSmithKline Capital PLC, 3.375%, 6/1/29	1,633,000	1,603,107
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	1,516,000	1,544,402
Merck & Co., Inc., 1.90%, 12/10/28	572,000	540,815
Merck & Co., Inc., 3.40%, 3/7/29	170,000	167,399
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	1,227,000	1,242,000
Pfizer, Inc., 3.875%, 11/15/27	2,000,000	2,003,752
Pharmacia LLC, 6.60%, 12/1/28	3,000,000	3,228,234
		15,320,683
Professional Services — 0.3%
Paychex, Inc., 5.10%, 4/15/30	1,978,000	2,033,573
Real Estate Management and Development — 0.4%
CBRE Services, Inc., 5.50%, 4/1/29	2,189,000	2,273,764
CBRE Services, Inc., 4.80%, 6/15/30	224,000	228,185
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	451,000	483,187
		2,985,136
Residential REITs — 2.2%
AvalonBay Communities, Inc., 2.95%, 5/11/26	1,236,000	1,230,143
AvalonBay Communities, Inc., 3.30%, 6/1/29	2,075,000	2,024,502
AvalonBay Communities, Inc., 2.30%, 3/1/30	1,788,000	1,660,409
AvalonBay Communities, Inc., 4.35%, 12/1/30(3)	1,000,000	1,005,085
Camden Property Trust, 4.10%, 10/15/28	1,390,000	1,396,874
Camden Property Trust, 2.80%, 5/15/30	3,460,000	3,272,094
UDR, Inc., 3.50%, 7/1/27	814,000	805,732
UDR, Inc., 4.40%, 1/26/29	2,021,000	2,038,651
UDR, Inc., 3.20%, 1/15/30	1,710,000	1,644,312
		15,077,802
Retail REITs — 0.2%
NNN REIT, Inc., 3.50%, 10/15/27	793,000	785,865
Realty Income Corp., 2.10%, 3/15/28	250,000	239,781
Realty Income Corp., 3.25%, 6/15/29	609,000	593,398
		1,619,044
Semiconductors and Semiconductor Equipment — 2.0%
Broadcom, Inc., 5.05%, 7/12/29	843,000	871,329
Broadcom, Inc., 4.35%, 2/15/30	1,276,000	1,287,342
Broadcom, Inc., 5.05%, 4/15/30	2,000,000	2,072,986
Intel Corp., 5.125%, 2/10/30	619,000	637,223
KLA Corp., 4.10%, 3/15/29	2,030,000	2,037,565
Marvell Technology, Inc., 1.65%, 4/15/26	363,000	359,597
Marvell Technology, Inc., 4.875%, 6/22/28	165,000	167,963
Marvell Technology, Inc., 5.75%, 2/15/29	2,373,000	2,480,638
Micron Technology, Inc., 5.33%, 2/6/29	327,000	337,621
Micron Technology, Inc., 4.66%, 2/15/30	2,094,000	2,121,448
QUALCOMM, Inc., 4.50%, 5/20/30	994,000	1,012,302
Texas Instruments, Inc., 4.60%, 2/8/29	25,000	25,581
		13,411,595
Software — 0.1%
Atlassian Corp., 5.25%, 5/15/29	309,000	317,241
Intuit, Inc., 5.125%, 9/15/28	175,000	180,750
Roper Technologies, Inc., 3.85%, 12/15/25	435,000	434,887
		932,878
Specialized REITs — 2.1%
American Tower Corp., 3.65%, 3/15/27	823,000	817,523

American Tower Corp., 3.55%, 7/15/27	947,000	938,451
American Tower Corp., 5.50%, 3/15/28	323,000	332,459
American Tower Corp., 5.25%, 7/15/28	100,000	102,811
American Tower Corp., 5.80%, 11/15/28	100,000	104,431
American Tower Corp., 3.95%, 3/15/29	600,000	595,203
American Tower Corp., 5.00%, 1/31/30	105,000	107,593
American Tower Corp., 4.90%, 3/15/30	1,312,000	1,343,179
Crown Castle, Inc., 4.45%, 2/15/26	524,000	523,929
Crown Castle, Inc., 4.00%, 3/1/27	230,000	229,241
Crown Castle, Inc., 5.00%, 1/11/28	115,000	116,754
Crown Castle, Inc., 4.80%, 9/1/28	309,000	313,247
Crown Castle, Inc., 5.60%, 6/1/29	2,031,000	2,111,324
Equinix, Inc., 1.45%, 5/15/26	776,000	766,434
Public Storage Operating Co., 1.85%, 5/1/28	252,000	240,435
Public Storage Operating Co., 5.125%, 1/15/29	1,166,000	1,206,870
VICI Properties LP, 4.75%, 4/1/28	1,478,000	1,495,329
Weyerhaeuser Co., 4.00%, 11/15/29	2,940,000	2,917,916
		14,263,129
Specialty Retail — 1.3%
AutoZone, Inc., 6.25%, 11/1/28	568,000	602,161
Home Depot, Inc., 4.90%, 4/15/29	1,518,000	1,562,959
Home Depot, Inc., 2.95%, 6/15/29	1,620,000	1,569,713
Home Depot, Inc., 4.75%, 6/25/29	1,442,000	1,479,830
Lowe's Cos., Inc., 1.70%, 9/15/28	661,000	621,009
Lowe's Cos., Inc., 3.65%, 4/5/29	398,000	392,316
TJX Cos., Inc., 3.875%, 4/15/30	2,980,000	2,967,051
		9,195,039
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 1.65%, 5/11/30	463,000	421,899
Dell International LLC/EMC Corp., 6.02%, 6/15/26	164,000	164,997
Dell International LLC/EMC Corp., 4.90%, 10/1/26	488,000	490,661
Dell International LLC/EMC Corp., 4.75%, 4/1/28	986,000	999,611
Dell International LLC/EMC Corp., 5.30%, 10/1/29	728,000	752,076
HP, Inc., 3.00%, 6/17/27	325,000	319,539
HP, Inc., 4.00%, 4/15/29	1,998,000	1,978,859
		5,127,642
Textiles, Apparel and Luxury Goods — 0.7%
Ralph Lauren Corp., 2.95%, 6/15/30	5,074,000	4,829,442
Trading Companies and Distributors — 0.4%
Air Lease Corp., 1.875%, 8/15/26	2,575,000	2,532,532
Transportation Infrastructure — 0.1%
Aon North America, Inc., 5.15%, 3/1/29	430,000	442,983
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., 3.625%, 12/15/25	184,000	183,945
T-Mobile USA, Inc., 4.80%, 7/15/28	383,000	389,969
T-Mobile USA, Inc., 2.40%, 3/15/29	654,000	619,648
		1,193,562
TOTAL CORPORATE BONDS (Cost $519,387,914)		527,112,395
U.S. TREASURY SECURITIES — 19.4%
U.S. Treasury Notes, 2.625%, 12/31/25	7,690,000	7,681,665
U.S. Treasury Notes, 0.375%, 1/31/26	7,000,000	6,958,593

U.S. Treasury Notes, 4.625%, 2/28/26	10,550,000	10,568,598
U.S. Treasury Notes, 0.75%, 3/31/26	3,500,000	3,465,665
U.S. Treasury Notes, 4.50%, 3/31/26	9,500,000	9,520,835
U.S. Treasury Notes, 0.75%, 5/31/26	3,250,000	3,202,219
U.S. Treasury Notes, 3.75%, 8/31/26	4,610,000	4,611,396
U.S. Treasury Notes, 3.875%, 7/31/27	3,460,000	3,478,922
U.S. Treasury Notes, 0.625%, 11/30/27	5,043,700	4,766,296
U.S. Treasury Notes, 0.75%, 1/31/28	5,272,000	4,973,185
U.S. Treasury Notes, 1.125%, 2/29/28	5,919,800	5,619,994
U.S. Treasury Notes, 1.25%, 4/30/28	5,870,000	5,568,360
U.S. Treasury Notes, 1.25%, 6/30/28	4,272,800	4,038,547
U.S. Treasury Notes, 1.00%, 7/31/28	4,569,200	4,282,108
U.S. Treasury Notes, 1.25%, 9/30/28	6,040,000	5,677,954
U.S. Treasury Notes, 3.125%, 11/15/28	5,184,700	5,131,638
U.S. Treasury Notes, 1.375%, 12/31/28	5,162,000	4,845,525
U.S. Treasury Notes, 1.75%, 1/31/29(4)	5,838,300	5,532,816
U.S. Treasury Notes, 1.875%, 2/28/29	6,699,800	6,365,333
U.S. Treasury Notes, 2.75%, 5/31/29	7,617,000	7,424,046
U.S. Treasury Notes, 2.625%, 7/31/29	7,440,000	7,208,662
U.S. Treasury Notes, 3.875%, 9/30/29	8,050,000	8,143,235
U.S. Treasury Notes, 4.375%, 11/30/30	3,000,000	3,103,477
TOTAL U.S. TREASURY SECURITIES (Cost $131,025,053)		132,169,069
U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
Federal Farm Credit Banks Funding Corp., 4.50%, 3/2/26	197,000	197,352
Federal Farm Credit Banks Funding Corp., 4.375%, 6/23/26	994,000	997,584
Federal Farm Credit Banks Funding Corp., 3.625%, 9/15/26	1,490,000	1,489,447
FHLB, 1.05%, 8/13/26	500,000	490,822
FHLB, 4.625%, 11/17/26	1,480,000	1,493,329
FHLB, 1.25%, 12/21/26	1,000,000	977,413
FHLB, 3.25%, 6/9/28	500,000	496,910
FHLB, 4.00%, 6/30/28	100,000	101,342
FHLB, 3.25%, 11/16/28	150,000	149,296
FHLMC, 0.80%, 10/27/26	750,000	730,755
FNMA, 1.875%, 9/24/26	1,490,000	1,468,516
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	100,000	99,128
Tennessee Valley Authority, 3.875%, 3/15/28	942,000	947,570
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $9,610,904)		9,639,464
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 3.75%, 9/7/27	990,000	993,406
Export Development Canada, 3.875%, 2/14/28	300,000	302,259
		1,295,665
Sweden — 0.0%
Svensk Exportkredit AB, 2.25%, 3/22/27	350,000	343,770
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,625,241)		1,639,435
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,684,497	2,684,497
State Street Navigator Securities Lending Government Money Market Portfolio(5)	5,177,798	5,177,798
		7,862,295

Treasury Bills(6) — 0.1%
U.S. Treasury Bills, 4.00%, 12/18/25	750,000	748,617
TOTAL SHORT-TERM INVESTMENTS (Cost $8,610,912)		8,610,912
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $670,260,024)		679,171,275
OTHER ASSETS AND LIABILITIES — 0.6%		4,167,886
TOTAL NET ASSETS — 100.0%		$683,339,161

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,036,552. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $10,031,004, which represented 1.5% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on . At the period end, the aggregate value of securities pledged was $168,686.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,177,798.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$527,112,395	—
U.S. Treasury Securities	—	132,169,069	—
U.S. Government Agency Securities	—	9,639,464	—
Sovereign Governments and Agencies	—	1,639,435	—
Short-Term Investments	$7,862,295	748,617	—
	$7,862,295	$671,308,980	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.